Payroll, staff and employee benefits obligations (Tables)	12 Months Ended
Dec. 31, 2025
Payroll, staff and employee benefits obligations
Schedule of liabilities for employee benefits obligations

As of December 31,
(M$)	2025	2024	2023
Pension benefits liabilities	1,529	1,290	1,453
Other benefits liabilities	423	411	468
Restructuring reserves (early retirement plans)	66	52	72
TOTAL	2,018	1,753	1,993
Net liabilities relating to assets held for sale	–	–	–

Schedule of fair value of the defined benefit obligation and plan assets

As of December 31,	Pension benefits			Other benefits
(M$)	2025	2024	2023	2025	2024	2023
Change in benefit obligation
Benefit obligation at beginning of year	8,176	8,847	8,267	411	468	467
Current service cost	212	191	178	10	8	12
Interest cost	369	328	355	16	19	20
Past service cost	(32)	60	47	–	(0)	–
Settlements	2	(55)	2	–	–	–
Plan participants’ contributions	28	26	23	–	–	–
Benefits paid	(635)	(538)	(563)	(22)	(26)	(24)
Actuarial losses / (gains)	12	(277)	393	(35)	(30)	(6)
Foreign currency translation and other	799	(406)	146	43	(28)	(1)
Benefit obligation at year-end	8,931	8,176	8,847	423	411	468
Of which plans entirely or partially funded	8,268	7,689	8,392	–	–	–
Of which plans not funded	663	487	455	423	411	468
Change in fair value of plan assets
Fair value of plan assets at beginning of year	(7,073)	(7,768)	(7,306)	–	–	–
Interest income	(332)	(313)	(332)	–	–	–
Actuarial losses / (gains)(a)	(19)	288	(272)	–	–	–
Settlements	–	57	–	–	–	–
Plan participants’ contributions	(28)	(26)	(23)	–	–	–
Employer contributions	(181)	(163)	(254)	–	–	–
Benefits paid	578	497	523	–	–	–
Foreign currency translation and other	(692)	355	(104)	–	–	–
Fair value of plan assets at year-end	(7,747)	(7,073)	(7,768)	–	–	–
(FUNDED) UNFUNDED STATUS	1,184	1,103	1,079	423	411	468
Asset ceiling	57	33	44	–	–	–
(ASSETS) LIABILITIES NET RECOGNIZED AMOUNT	1,241	1,136	1,123	423	411	468
Pension benefits and other benefits liabilities	1,529	1,290	1,453	423	411	468
Other non-current assets	(288)	(154)	(330)	–	–	–
Net benefit liabilities relating to assets held for sale	–	–	–	–	–	–

(a)The amount for 2025 includes an adjustment of $(14) million related to asset ceiling, which impacts the net position (liabilities – assets).

Schedule of benefit amounts recognized and estimated future payments

For the year ended December 31,	Pension benefits			Other benefits
(M$)	2025	2024	2023	2025	2024	2023
Current service cost	212	191	178	10	8	12
Past service cost	(32)	60	47	–	(0)	–
Settlements	2	2	2	–	–	–
Net interest cost	41	21	28	16	19	20
Benefit amounts recognized on profit and loss	223	274	255	26	27	32
- Actuarial (gains) / losses
- Effect of changes in demographic assumptions	(6)	(69)	4	(2)	(4)	(8)
- Effect of changes in financial assumptions	(122)	(425)	188	(13)	(24)	(7)
- Effect of experience adjustments	143	217	204	(20)	(2)	8
- Actual return on plan assets	(36)	303	(272)	–	–	–
- Effect of asset ceiling	14	(16)	(3)	–	–	–
Benefit amounts recognized on other of consolidated statement of comprehensive income	(7)	11	121	(35)	(30)	(6)
TOTAL BENEFIT AMOUNTS RECOGNIZED ON COMPREHENSIVE INCOME	216	284	376	(9)	(3)	25

Estimated future payments
(M$)	Pension benefits	Other benefits
2026	607	23
2027	630	23
2028	648	22
2029	635	22
2030	613	23
2031-2035	3,548	112

Schedule of asset allocation

Asset allocation	Pension benefits
as of December 31,	2025	2024	2023
Equity securities	18%	17%	27%
Debt securities	43%	44%	47%
Monetary	2%	2%	2%
Annuity contracts	31%	32%	17%
Real estate	6%	5%	7%

Schedule of main actuarial assumptions

	Pension benefits			Other benefits
As of December 31,	2025	2024	2023	2025	2024	2023
Discount rate (weighted average for all regions)	4.40%	4.30%	3.89%	4.47%	4.17%	4.26%
of which Euro zone	3.72%	3.49%	3.27%	3.67%	3.41%	3.30%
of which United States	4.75%	5.00%	4.50%	5.00%	5.00%	4.50%
of which United Kingdom	5.50%	5.50%	4.50%	–	–	–
Inflation rate (weighted average for all regions)	2.53%	2.54%	2.49%	–	–	–
of which Euro zone	2.00%	1.98%	2.24%	–	–	–
of which United States	2.50%	2.50%	2.50%	–	–	–
of which United Kingdom	3.00%	3.25%	3.00%	–	–	–

Schedule of sensitivity analysis impact on benefit obligation

A 0.5 point increase or decrease in discount rates – all other things being equal - would have the following approximate impact on the benefit obligation:

(M$)	0.5 pt Increase	0.5 pt Decrease
Benefit obligation as of December 31, 2025	(453)	488

A 0.5 point increase or decrease in inflation rates – all other things being equal - would have the following approximate impact on the benefit obligation:

(M$)	0.5 pt Increase	0.5 pt Decrease
Benefit obligation as of December 31, 2025	258	(251)

Schedule of personnel expenses and Group employees

For the year ended December 31,	2025	2024	2023
Personnel expenses (M$)
Wages and salaries (including social charges)	9,973	9,460	9,210
TotalEnergies employees at December 31,
France (DROM COM includ.)
● Management	15,067	15,101	14,675
● Other	20,357	20,779	20,831
International
● Management	20,504	20,318	19,470
● Other	45,585	46,689	47,603
TOTAL	101,513	102,887	102,579